INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Dec. 31, 2022
INVESTMENT IN UNCONSOLIDATED ENTITY
11. INVESTMENT IN UNCONSOLIDATED ENTITY
Our first joint venture with Carrier, Carrier Enterprise, LLC, which we refer to as Carrier Enterprise I, has a 38.1% ownership interest in Russell Sigler, Inc. (“RSI”), an HVAC distributor operating from 35 locations in the Western U.S. Our proportionate share of the net income of RSI is included in other income in our consolidated statements of income.
Carrier Enterprise I is a party to a shareholders’ agreement (the “Shareholders’ Agreement”) with RSI and its shareholders, consisting of five family siblings, their children, and affiliates related to them. Pursuant to the Shareholders’ Agreement, RSI’s shareholders have the right to sell, and Carrier Enterprise I has the obligation to purchase, their respective shares of RSI for a purchase price determined based on the higher of book value or a multiple of EBIT, the latter of which Carrier Enterprise I used to calculate the price for its 38.1% investment held in RSI. RSI’s shareholders may transfer their respective shares of RSI common stock only to members of the Sigler family or to Carrier Enterprise I, and, at any time from and after the date on which Carrier Enterprise I owns 85% or more of RSI’s outstanding common stock, it has the right, but not the obligation, to purchase from RSI’s shareholders the remaining outstanding shares of RSI common stock. Additionally, Carrier Enterprise I has the right to appoint two of RSI’s six board members. Given Carrier Enterprise I’s 38.1% equity interest in RSI and its right to appoint two out of RSI’s six board members, this investment in RSI is accounted for under the equity method.